Convertible Debentures - Additional Information (Detail)									8 Months Ended	12 Months Ended
	Aug. 18, 2020 CAD ($) $ / shares shares	Aug. 18, 2020 USD ($) shares	May 27, 2020 CAD ($) shares	May 27, 2020 USD ($) shares	Jul. 21, 2017 CAD ($) shares	Jul. 21, 2017 USD ($) shares	Jun. 10, 2016 CAD ($) shares	Jun. 10, 2016 USD ($) shares	Aug. 18, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Aug. 18, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017	Jul. 21, 2017 USD ($)	Jun. 10, 2016 USD ($)
Convertible debentures [line items]
Debentures increased										$ 226,853,084		$ 119,581,192
Comprehensive income (loss)										2,888,050		3,212,139
Comprehensive income (loss)										(76,492,786)		21,821,831
Convertible debentures at fair value										20,261,470			$ 14,550,000
Mark to market loss (gain) on convertible debentures										76,492,786		(21,821,831)
Interest rate																	7.50%
Borrowings, interest rate, payable in cash																	5.00%
Borrowings, interest rate, payable in common shares																	2.50%
Convertible debentures interest rate																	7.50%
2016 Debentures [member]
Convertible debentures [line items]
Gross proceeds from issuance of convertible debentures							$ 76,416,000	$ 60,000,000
Net proceeds from issuances of convertible debentures							72,363,602	56,852,383
Convertible debenture issuance costs							$ 4,052,398	$ 3,147,617
Establishment fee, percent							3.00%	3.00%
Establishment fee							$ 2,292,480	$ 1,800,000
Establishment fee (shares) | shares							1,005,586	1,005,586
Convertible debentures at fair value							$ 74,123,520			94,768,430		$ 61,149,632	74,433,263		$ 47,081,639	$ 72,481,375			$ 58,200,000
Gains (losses) recognised in profit or loss, fair value measurement, liabilities										$ (33,618,798)	$ (27,351,624)
Convertible debt, conversion price													2.3261		2.3261
Convertible debentures term										1.56 years	1.56 years	2.56 years
2017 Debentures [member]
Convertible debentures [line items]
Gross proceeds from issuance of convertible debentures					$ 75,294,000	$ 60,000,000
Net proceeds from issuances of convertible debentures					72,482,854	57,759,864
Convertible debenture issuance costs					$ 2,811,146	$ 2,240,136
Establishment fee, percent					3.00%	3.00%
Establishment fee					$ 2,258,820	$ 1,800,000
Establishment fee (shares) | shares					869,271	869,271
Convertible debentures at fair value					$ 73,035,180					$ 86,567,845		$ 58,431,560	67,992,339		44,988,882	$ 65,709,509		$ 58,200,000
Gains (losses) recognised in profit or loss, fair value measurement, liabilities										$ (28,136,285)	$ (23,003,457)
Convertible debt, conversion price													2.6919		2.6919
Convertible debentures term										1.56 years	1.56 years	2.56 years
2020 Debentures [member]
Convertible debentures [line items]
Gross proceeds from issuance of convertible debentures			$ 20,888,500	$ 15,000,000
Establishment fee, percent			3.00%	3.00%
Establishment fee			$ 627,030	$ 450,000
Establishment fee (shares) | shares			348,350	348,350
Convertible debentures at fair value										$ 31,482,817			24,727,314
Gains (losses) recognised in profit or loss, fair value measurement, liabilities										$ (11,221,347)	$ (10,177,314)
Convertible debt, conversion price				$ 2.34									2.3400
Stock Shares Issued During The Period Shares | shares										20,261,470	20,261,470
Convertible debentures term			5 years	5 years						4.41 years	4.41 years
2020 Debentures [member] | Convertible Debenture Consent Fee [member]
Convertible debentures [line items]
Issue of equity			$ 355,130
Stock Shares Issued During The Period Shares | shares			180,270	180,270
ISO Energy Debentures [member]
Convertible debentures [line items]
Convertible debentures at fair value										$ 7,629,586			5,820,000
Mark to market loss (gain) on convertible debentures										$ 79,380,836
Convertible debt, conversion price													0.88	$ 0.88
Convertible debentures term									5 years	4.65 years	4.65 years
ISO Energy Debentures [member] | Queens Road Capital Investment Limited [Member]
Convertible debentures [line items]
Gross proceeds from issuance of convertible debentures	$ 7,902,000	$ 6,000,000
Establishment fee, percent	3.00%	3.00%
Establishment fee	$ 272,414	$ 180,000
Establishment fee (shares) | shares	219,689	219,689
Convertible debentures at fair value	$ 7,629,586								$ 7,629,586	$ 14,033,992		$ 7,629,586	$ 11,005,326	5,820,000	$ 5,820,000
Gains (losses) recognised in profit or loss, fair value measurement, liabilities										$ 6,404,406	$ 5,185,326
Interest rate										8.50%			8.50%
Convertible debentures face value														$ 6,000,000
Convetible debentures conversion price per share | $ / shares	$ 0.88								$ 0.88
Number of common shares issuable upon conversion of debentures. | shares	9,206,311								9,206,311					9,206,311
Number Of Consecutive Days For Determining Volume Weighted Average Share Price										20 days	20 days
Convertible debentures interest rate										8.50%			8.50%
Convertible debentures term										5-year	5-year
Volume weighted average price as a percentage of conversion price minimum threshold										130.00%			130.00%
ISO Energy Debentures [member] | Queens Road Capital Investment Limited [Member] | Before 18 August 2023 [member]
Convertible debentures [line items]
Debt Instrument conversion price percentage										130.00%			130.00%
ISO Energy Debentures [member] | Queens Road Capital Investment Limited [Member] | After 18 August 2023 [member]
Convertible debentures [line items]
Debt Instrument conversion price percentage										115.00%			115.00%
Convertible debt instruments maturity date										Aug. 19, 2025	Aug. 19, 2025
ISO Energy Debentures [member] | Queens Road Capital Investment Limited [Member] | Based On Positive Outcome Of The Preliminary Assessment Of The Economic Study [member]
Convertible debentures [line items]
Interest rate										5.00%			5.00%
Convertible debentures interest rate										5.00%			5.00%
ISO Energy Debentures [member] | Queens Road Capital Investment Limited [Member] | Payable In Cash [member]
Convertible debentures [line items]
Interest rate										6.00%			6.00%
Convertible debentures interest rate										6.00%			6.00%
ISO Energy Debentures [member] | Queens Road Capital Investment Limited [Member] | Payable In Common Shares [Member]
Convertible debentures [line items]
Interest rate										2.50%			2.50%
Convertible debentures interest rate										2.50%			2.50%
ISO Energy Debentures [member] | Queens Road Capital Investment Limited [Member] | Based On Positive Outcome Of The Preliminary Assessment Of The Economic Study [member]
Convertible debentures [line items]
Interest rate										7.50%			7.50%
Convertible debentures interest rate										7.50%			7.50%